Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Income Per Ordinary Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Basic:
Net loss	¥ (512,071)	$ (70,463)	¥ (43,577)	¥ (60,667)
Less: Net loss attributable to the noncontrolling interests	(222,401)	(30,603)
Net loss attributable to owners of the Company	(289,670)	(39,860)	(43,577)	(60,667)
Less: Distributed earnings to New Dragon	826	114
Less: Net impact on the net income attributable to the Company’s shareholders arising from the share-based compensation schemes of AIX | ¥	3,164
Net loss attributable to ordinary shares of the Company | ¥	(293,660)		(43,577)	(60,667)
Net loss attributable to ordinary shares of the Company	¥ (290,496)	$ (39,974)	¥ (43,577)	¥ (60,667)
Weighted average number of ordinary shares outstanding (in Shares) | shares	232,761,359	232,761,359	90,472,014	90,472,014
Weighted average number of dilutive potential ordinary shares from share options and restricted share units (in Shares) | shares
Basic net loss per ordinary share (in Yuan Renminbi per share) | (per share)	¥ (1.244)	$ (0.171)	¥ (0.482)	¥ (0.671)
Basic net loss per ADS (in Yuan Renminbi per share) | (per share)	¥ (1.244)	$ (0.171)	¥ (0.482)	¥ (0.671)
Total (in Shares) | shares	232,761,359	232,761,359	90,472,014	90,472,014
Diluted net loss per ordinary share (in Yuan Renminbi per share) | (per share)	¥ (1.262)	$ (0.174)	¥ (0.482)	¥ (0.671)
Diluted net loss per ADS (in Yuan Renminbi per share) | (per share)	(1.262)	$ (0.174)	(0.482)	(0.671)
ADS [Member]
Basic:
Basic net loss per ordinary share (in Yuan Renminbi per share)	(1.867)		(0.722)	(1.006)
Basic net loss per ADS (in Yuan Renminbi per share)	(1.867)		(0.722)	(1.006)
Diluted net loss per ordinary share (in Yuan Renminbi per share)	(1.892)		(0.722)	(1.006)
Diluted net loss per ADS (in Yuan Renminbi per share)	¥ (1.892)		¥ (0.722)	¥ (1.006)